Intangible Assets - Schedule of Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014
Expected Amortization Expense [Abstract]
Amortization expense, 2015	$ 165
Amortization expense, 2016	72
Amortization expense, 2017	72
Amortization expense, 2018	62
Amortization expense, 2019	$ 49